Business Combination, Separately Recognized Transactions (Details) (EUR €)	Dec. 28, 2013
Bank line of credit, bearing interest at 3.25%, repayable June 25, 2014	€ 313,088
Bank line of credit, Interest Rate	3.25%
Bank term loans, bearing interest ranging from 3.1% to 4.55%, repayable between September 2014 and August 2022.	712,881
Bank term loans, Lower Interest Rate	3.10%
Bank term loans, Upper Interest Rate	4.55%
Loan payable on demand bearing interest at 4% per annum	90,897
Loan payable on demand with interest, interest rate	4.00%
Loan payable on demand bearing no interest	68,810
Current and Non-Current portion	1,185,676
Less: current portion	634,486
Non-Current portion	€ 551,190